Long-Term Debt, $4.5 Million Term Loan Facility (Details)			12 Months Ended
	Nov. 14, 2023 USD ($)	Jun. 21, 2023	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long-Term Debt [Abstract]
Repayment of loan			$ 53,864,500	$ 24,493,000	$ 5,178,500
$4.5 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount			$ 4,500,000
Number of payment installments | Installment			20
Frequency of periodic payment			quarterly
Installment payment			$ 150,000
Balloon installment payable at maturity			$ 1,500,000
Margin on variable rate		0.11448%
$4.5 Million Term Loan Facility [Member] | M/V Magic Sun [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 2,250,000